Stockholders' equity - Raised Capital (Details) - € / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' equity
Number of shares issued	176,952,653	176,608,195	163,915,000	150,903,000
Number of shares outstanding	176,952,653	176,608,195
Nominal amount per share	€ 1.00